1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

December 6, 2010

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:          Adviser Managed Trust Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File Nos. 333-169727 and 811-22480)

Ladies and Gentlemen:

On behalf of our client, Adviser Managed Trust (the “Trust”), we are filing Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended.

The purpose of the filing is to incorporate SEC staff comments and include additional information in the Trust’s Prospectus and Statement of Additional Information. Our response to your comment letter, dated October 27, 2010, will be filed in the next few days. Please note that the Trust expects to file at least one more Pre-Effective Amendment prior to requesting the SEC staff for acceleration of the effective date of the Trust’s registration statement.

Please contact Sean Graber at 215.963.5598 with any questions or comments.

/s/ Sean Graber
Sean Graber, Esq.

cc: Ms. Julie P. Vossler